Related party transactions (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Equity: Total		$ 20	$ 1,362
Issuance of units for Board of Directors' fees		200	189	$ 189
Other and contribution from owner	[1]	472	632
Repayment of indemnification received from Höegh LNG		(2,353)	(1,534)	$ 0
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees	[2]	200	189
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Equity: Total	[3]	1,701	2,075
Repayment of indemnification received from Höegh LNG	[3]	$ (2,353)	$ (1,534)

[1]	Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services benefit the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 23, 2018 and June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer 14,584 and 21,500 phantom units in the Partnership, respectively. Related expenses are recorded as an administrative expense and as increase in equity.
[2]	Board of Directors’ fees: As of December 31, 2018, a total of 11,050 common units were issued and the value at the issuance date amounted to $200. Effective May 22, 2017 and June 3, 2016, a total of 9,805 and 10,650 common units, respectively, of the Partnership were awarded to non-employee directors as compensation of $189 and $189, respectively, for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
[3]	Cash contribution from/ distribution to Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.